Trading liabilities - Summary of trading liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial liabilities [line items]
Financial liabilities	$ 2,409,361	$ 2,260,288
Trading liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	83,170	84,431
Deposits by banks
Disclosure of financial liabilities [line items]
Financial liabilities	59,022	56,331
Deposits by banks | Trading liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	4,187	4,871
Customer accounts
Disclosure of financial liabilities [line items]
Financial liabilities	1,439,115	1,362,643
Customer accounts | Trading liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	6,999	8,614
Debt securities in issue
Disclosure of financial liabilities [line items]
Financial liabilities	236,323	196,093
Debt securities in issue | Trading liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	1,404	1,400
Other liabilities – net short positions in securities | Trading liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	$ 70,580	$ 69,546